Interest income and expense	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Interest income and expense
16.	Interest income and expense

	For the three months ended
	January 31, 2022				October 31, 2021				January 31, 2021
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$6,150		$2,069		$5,904		$1,928		$6,212		$2,126
Measured at FVOCI (1)	181		–		176		–		188		–
	6,331		2,069		6,080		1,928		6,400		2,126
Other	132	(2)	50	(3)	106	(2)	41	(3)	112	(2)	35	(3)
Total	$6,463		$2,119		$6,186		$1,969		$6,512		$2,161
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	Includes interest on lease liabilities for the three months ended January 31, 2022 of $27 (October 31, 2021 – $25; January 31, 2021 – $27).